Non-Cash Transactions - Summary of Changes in Liabilities Arising From Financing Activities Including Non-cash Transactions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning Balance	$ 10,673	$ 10,273	$ 9,597
Cash Flows from Financing Activities	(3,884)	(3,777)	(3,729)
Changes in Non-Cash Transactions, New Leases	4,415	4,369	4,669
Changes in Non-Cash Transactions, Others	(124)	(117)	(195)
Cash Flows from Operation Activities - Interest Paid	(105)	(75)	(69)
Ending Balance	$ 10,975	$ 10,673	$ 10,273